Segment and Geographic Data	6 Months Ended
Jun. 30, 2020
DiscoverOrg Holdings
Segment Reporting Information [Line Items]
Segment Reporting Disclosure
Note 16 - Segment and Geographic Data
The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its chief executive officer, who reviews financial information for purposes of making operating decisions, assessing financial performance and allocating resources. The Company’s CODM evaluates financial information on a consolidated basis. As the Company operates as one operating segment, all required segment financial information is found in the condensed consolidated financial statements.
Long-lived assets by geographical region are based on the location of the legal entity that owns the assets. As of December 31, 2019 and 2018, no significant long-lived assets were held by entities outside of the U.S.
Revenue by geographical region is determined by location of the Company’s customers. Revenue from customers outside of the U.S. was approximately 9% and 7% of total revenue for the years ended December 31, 2019, and 2018, respectively. Revenue by geographic region is as follows (in millions):

	Year Ended December 31,
	2019	2018
United States	$267.3	$134.9
Rest of world	26.0	9.4
	$293.3	$144.3